Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 3,948,224	¥ 25,688,327	¥ 15,567,036
Restricted cash	631,728	4,110,210	2,293,640
Short-term investments	1,319,929	8,587,852	6,548,001
Accounts receivable, net	2,514,355	16,359,147	16,141,007
Advance to suppliers	60,645	394,574	257,117
Inventories, net	6,409,231	41,700,379	28,909,425
Loan receivables, net	788,881	5,132,698	4,016,323
Prepayments and other current assets	347,185	2,258,904	1,970,780
Amount due from related parties	1,659,401	10,796,561	9,074,275
Assets held for sale			22,154,494
Total current assets	17,679,579	115,028,652	106,932,098
Non-current assets
Property, equipment and software, net	1,932,616	12,574,178	7,023,409
Construction in progress	491,296	3,196,516	1,992,123
Intangible assets, net	1,028,652	6,692,717	8,310,657
Land use rights, net	1,083,690	7,050,809	2,447,511
Goodwill	1,022,174	6,650,570	6,527,019
Investment in equity investees	2,851,286	18,551,319	14,628,786
Investment securities	1,541,247	10,027,813	1,059,632
Deferred tax assets	24,323	158,250
Other non-current assets	342,428	2,227,942	2,223,672
Amount due from related parties	291,441	1,896,200	1,896,200
Assets held for sale			7,332,411
Total non-current assets	10,609,153	69,026,314	53,441,420
Total assets	28,288,732	184,054,966	160,373,518
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB2,165,164 and RMB7,577,086 as of December 31, 2016 and 2017 respectively. Note 1)
Short-term borrowings	30,739	200,000	1,878,286
Nonrecourse securitization debt	1,949,631	12,684,881	9,231,101
Accounts payable	11,425,497	74,337,708	46,035,884
Advance from customers	2,091,096	13,605,298	11,466,334
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB813,525 as of December 31, 2016 and 2017, respectively)	244,737	1,592,332	1,138,426
Taxes payable	101,167	658,220	565,288
Amount due to related parties	8,352	54,342	154,924
Accrued expenses and other current liabilities	2,323,570	15,117,840	10,512,590
Liabilities held for sale			23,757,402
Total current liabilities	18,174,789	118,250,621	104,740,235
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB2,087,137 and RMB1,273,545 as of December 31, 2016 and 2017, respectively)	195,740	1,273,545	2,104,461
Nonrecourse securitization debt	687,831	4,475,238	2,318,389
Unsecured senior notes	990,941	6,447,357	6,831,012
Deferred tax liabilities	135,599	882,248	907,356
Other non-current liabilities	51,835	337,254	440,670
Liabilities held for sale			1,811,612
Total non-current liabilities	2,061,946	13,415,642	14,413,500
Total liabilities	20,236,735	131,666,263	119,153,735
Commitments and contingencies (Note 32)
MEZZANINE EQUITY
Redeemable non-controlling interests held for sale			7,056,921
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017.)	58	377	377
Additional paid-in capital	11,720,119	76,254,607	59,258,417
Statutory reserves	97,746	635,966	132,938
Treasury stock	(685,122)	(4,457,608)	(5,181,880)
Accumulated deficit	(3,417,397)	(22,234,609)	(21,860,345)
Accumulated other comprehensive income	283,123	1,842,081	1,543,393
Total JD.com, Inc. shareholders' equity	7,998,527	52,040,814	33,892,900
Non-controlling interests	53,470	347,889	269,962
Total shareholders' equity	8,051,997	52,388,703	34,162,862
Total liabilities, mezzanine equity and shareholders' equity	$ 28,288,732	¥ 184,054,966	¥ 160,373,518